Investment Objectives and Goals	Oct. 31, 2025
BNY Mellon S&P 500 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to match the performance of the S&P 500® Index.
BNY Mellon Smallcap Stock Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to match the performance of the S&P SmallCap 600® Index.
BNY Mellon International Stock Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index.